SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deferred Tax Assets:
Net operating loss carryforwards	$ 2,375,300	$ 2,313,000
Valuation allowance	(2,375,300)	(2,313,000)
Net deferred tax assets